Long-Term Debt (Tables)	12 Months Ended
Nov. 30, 2019
Debt Disclosure [Abstract]
Schedule of outstanding debt
The principal amount (net of unamortized discounts, premiums and debt issuance costs), stated interest rate and maturity date of outstanding debt are as follows (dollars in thousands):

	November 30, 2019	November 30, 2018
Parent Company Debt:
Senior Notes:
5.50% Senior Notes due October 18, 2023, $750,000 principal	$744,606	$743,397
6.625% Senior Notes due October 23, 2043, $250,000 principal	246,772	246,719
Total long-term debt – Parent Company	991,378	990,116

Subsidiary Debt (non-recourse to Parent Company):
Jefferies Group:
8.50% Senior Notes, due July 15, 2019, $0 and $680,800 principal	—	699,659
2.375% Euro Medium Term Notes, due May 20, 2020, $550,875 and $565,500 principal	550,622	564,702
6.875% Senior Notes, due April 15, 2021, $750,000 principal	774,738	791,814
2.25% Euro Medium Term Notes, due July 13, 2022, $4,407 and $4,524 principal	4,204	4,243
5.125% Senior Notes, due January 20, 2023, $600,000 principal	610,023	612,928
1.00% Euro Medium Term Notes, due July 19, 2024, $550,875 and $0 principal	548,880	—
4.85% Senior Notes, due January 15, 2027, $750,000 principal (1)	768,931	709,484
6.45% Senior Debentures, due June 8, 2027, $350,000 principal	371,426	373,669
4.15% Senior Notes, due January 23, 2030, $1,000,000 principal	988,662	987,788
6.25% Senior Debentures, due January 15, 2036, $500,000 principal	511,260	511,662
6.50% Senior Notes, due January 20, 2043, $400,000 principal	420,239	420,625
Structured Notes (2) (3)	1,215,285	686,170
Jefferies Group Revolving Credit Facility	189,088	183,539
Jefferies Group Secured Bank Loan	50,000	—
HomeFed EB-5 Program debt	140,739	—
Foursight Capital Credit Facilities	98,260	—
Other	103,326	81,164
Total long-term debt – subsidiaries	7,345,683	6,627,447

Long-term debt	$8,337,061	$7,617,563

(1)
Amounts include a loss of $58.9 million and a gain of $27.4 million during the twelve months ended November 30, 2019 and eleven months ended November 30, 2018, respectively, associated with an interest rate swap based on its designation as a fair value hedge. See Notes 2 and 6 for further information.

(2)
These structured notes contain various interest rate payment terms and are accounted for at fair value, with changes in fair value resulting from a change in the instrument specific credit risk presented in Accumulated other comprehensive income (loss) and changes in fair value resulting from non-credit components recognized in Principal transactions revenues.

(3)
Of the $1,215.3 million of structured notes at November 30, 2019, $28.0 million matures in 2022, $3.1 million matures in 2024 and the remaining $1,184.2 million matures in 2025 or thereafter.

Schedule of Annual Mandatory Redemptions of Long-term Debt	The aggregate annual mandatory redemptions of all long-term debt during the five year period ending November 30, 2024 are as follows (in millions):

2020	$551.2
2021	1,088.7
2022	32.4
2023	1,454.0
2024	696.4